Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income [Abstract]
Cash flow hedge balance as of December 31, 2018	R$ (27,840)
Change in the fair value of hedge instrument recognized in other comprehensive income	107,337	R$ (45,202)	R$ 13,450
Tax effects on fair value of hedge instrument	(36,768)	15,384	R$ (4,278)
Cash flow hedge balance as of December 31, 2019	R$ 42,729	R$ (27,840)